Document And Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	true
Entity Registrant Name	Adicet Bio, Inc.
Entity Central Index Key	0001720580
Amendment Description	Amendment No.